CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary shares		Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2021		$ 94	[1]	$ 41,715	$ (23,727)	$ 18,082
Balance (in Shares) at Dec. 31, 2021	[1]	1,066,544
Share-based compensation to employees and directors		$ 0		430	0	430
Share-based compensation to service providers		0	[1]	206	0	206
Shares issuance to service providers	[2]		[1]
Shares issuance to service providers (in Shares)	[1]	15,211
Net loss and comprehensive loss		$ 0	[1]	0	(3,517)	(3,517)
Balance at Jun. 30, 2022		$ 94	[1]	42,351	(27,244)	15,201
Balance (in Shares) at Jun. 30, 2022	[1]	1,081,755
Balance at Dec. 31, 2022		$ 94	[1]	43,446	(32,519)	11,021
Balance (in Shares) at Dec. 31, 2022	[1]	1,081,755
Share-based compensation to employees and directors		$ 0	[1]	441	0	441
Shares issuance to service providers			[1],[2]	0	0		[2]
Shares issuance to service providers (in Shares)	[1]	8,697
Net loss and comprehensive loss		$ 0	[1]	0	(4,489)	(4,489)
Balance at Jun. 30, 2023		$ 94	[1]	$ 43,887	$ (37,008)	$ 6,973
Balance (in Shares) at Jun. 30, 2023	[1]	1,090,452

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-10 reverse share split (note 4d).
[2]	Represents amount less than $1